Property, plant and equipment, net	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 10 — Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of March 31,
	2024	2023
Computer equipment	$2,832	$5,791
Office equipment, fixtures and furniture	15,769	16,578
Subtotal	18,601	22,369
Less: Accumulated depreciation	(16,206)	(17,597)
Total	$2,395	$4,772

Depreciation expense for the years ended March 31, 2024 and 2023 amounted to $2,030 and $3,743 respectively. There was a loss on disposal of computer and office equipment, fixtures, and furniture of $141 and $997, respectively, for the years ended March 31, 2024 and 2023. No impairment of property, plant and equipment was recognized for the years ended March 31, 2024 and 2023.

Note 8 — Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of March 31,
	2022	2021

Computer equipment	$22,690	$22,690
Office equipment, fixtures and furniture	22,178	22,178
Subtotal	44,868	44,868
Less: Accumulated depreciation	(34,209)	(29,515)
Total	$10,659	$15,353

Depreciation expense for the years ended March 31, 2022 and 2021 amounted to $4,694 and $5,990, respectively. No impairment of property, plant and equipment was recognized for the years ended March 31, 2022 and 2021.